Commitments, contingent liabilities and other (Tables)	12 Months Ended
Mar. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Aggregate Amounts of Year-by-Year Payment of Purchase Commitments
The schedule of the aggregate amounts of
year-by-year
payment of purchase commitments during the next five fiscal years and thereafter is as follows:

Fiscal year ending March 31	Yen in millions
2021	378,319
2022	103,033
2023	76,541
2024	49,549
2025	36,936
Later fiscal years	40,533

Total	684,911

Changes in Product Warranty Liability
In addition to the above, Sony also issues contractual product warranties under which it generally guarantees the performance of products delivered and services rendered for a certain period or term. The changes in the product warranty liability for the fiscal years ended
March 31, 2018, 2019 and 2020 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2018	2019	2020
Balance at beginning of the fiscal year	57,694	44,717	33,005
Additional liabilities for warranties	32,179	23,041	21,448
Settlements (in cash or in kind)	(30,570)	(26,326)	(21,491)
Changes in estimate for pre-existing warranty reserve	(16,802)	(7,370)	(562)
Translation adjustments	2,216	(1,057)	(593)

Balance at end of the fiscal year	44,717	33,005	31,807